UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                      -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
       ------------------------------------------------------------------

                      Date of fiscal year end: September 30
                      -------------------------------------

                   Date of reporting period: December 31, 2004
                   -------------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2005 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2005 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                            RATE     MATURITY       PAR VALUE  MARKET VALUE
--------------------                                                            ----     --------       ---------  ------------
BONDS - 96.3%
GENERAL OBLIGATIONS - 25.0%
ABAG CA Odd Fellows Homes                                                       5.700    8/15/2014      1,000,000     1,078,900
California State                                                                5.000    10/1/2011        300,000       326,286
California State                                                                6.000    4/1/2016       1,000,000     1,198,630
California State NCL                                                            5.000    2/1/2009       1,000,000     1,085,700
California State NCL                                                            6.600    2/1/2009       1,000,000     1,142,780
California State NCL                                                            5.750    11/1/2011        300,000       344,358
College Station Texas Independant School District NCL                           5.000    2/15/2013      1,000,000     1,105,090
Commonwealth of Massachusetts NCL                                               5.500    12/1/2017      1,000,000     1,153,310
Commonwealth of Massachusetts NCL                                               6.000    11/1/2010      1,350,000     1,555,470
Commonwealth of Massachusetts NCL                                               5.250    8/1/2014       2,000,000     2,244,480
Goose Creek TX Independent School District                                      7.000    8/15/2009        600,000       707,994
Lake County IL First Preserve District(b)                                       0.000    12/1/2007      1,250,000     1,150,338
New York NY NCL                                                                 5.250    11/1/2009      1,000,000     1,097,920
New York NY NCL                                                                 5.500    8/1/2010       1,000,000     1,111,650
New York NY NCL                                                                 5.000    8/1/2011       1,700,000     1,851,640
Northeast TX Independent School District NCL                                    7.000    2/1/2009       1,000,000     1,162,230
Northeast TX Independent School District NCL                                    5.000    8/1/2010       3,000,000     3,300,870
Puerto Rico Commonwealth Fuel Sales Tax Revenue(a)                              5.000    7/1/2018       3,000,000     3,211,740
Texas United Independent School District NCL                                    5.000    8/15/2012      2,000,000     2,204,480
                                                                                                                   ------------
Total (Cost $26,734,340)                                                                                             27,033,866
                                                                                                                   ------------

GOVERNMENT BACKED - 2.3%
Alpine UT School District                                                       5.000    3/15/2011         25,000        27,293
District of Columbia Prerefunded MBIA NCL                                       5.750    6/1/2010          10,000        11,432
Long Beach CA Aquarium of the Pacific Revenue                                   5.750    7/1/2005          70,000        71,278
Met Govt Nashville & Davidson TN Industrial Development
   Board Revenue Prerefunded                                                    7.500   11/15/2010      1,000,000     1,220,160
Palm Beach County FL Solid Waste AMBAC                                          6.000    10/1/2009         60,000        68,807
Puerto Rico Public  Buildings Authority Revenue Guaranteed                      5.000    7/1/2028       1,000,000     1,077,570
                                                                                                                   ------------
Total (Cost $2,334,698)                                                                                               2,476,540
                                                                                                                   ------------

HOUSING REVENUE - 6.5%
California HSG SFM                                                              5.050    2/1/2017         180,000       180,763
Colorado HFA Single Family Project AMT                                          6.800    2/1/2031       2,305,000     2,388,741
Colorado HFA Single Family Project AMT                                          6.600    8/1/2032       1,965,000     2,020,688
Florida Housing Finance Corp. FSA                                               5.750    1/1/2017          95,000        95,672
Hawaii Housing Finance and Development SFM FNMA                                 7.000    7/1/2031         460,000       462,912
Nebraska Investment Finance Authority SFM FHA VA AMT                            6.700    9/1/2026         415,000       423,923
Ohio HFA Mortgage Revenue AMT GNMA                                              5.350    9/1/2018         760,000       783,476
Pennsylvania HFA SFM                                                            5.350    10/1/2008         95,000        96,692
Rhode Island Housing & Mortgage Finance Corp.                                   4.950    10/1/2016        150,000       151,427
Utah HFA SFM                                                                    5.400    7/1/2020         455,000       465,565
                                                                                                                   ------------
Total (Cost $7,132,703)                                                                                               7,069,859
                                                                                                                   ------------

INDUSTRIAL DEVELOPMENT - 4.4%
Connecticut Gaming Authority Mohegan Tribe                                      5.375    1/1/2011       1,000,000     1,076,150
Gloucester NJ Resource Recovery                                                 6.850    12/1/2029        500,000       565,915
Golden State Tobacco Securitization Corp.                                       5.000    6/1/2021       1,815,000     1,823,730
Hendersonville TN Kroger                                                        5.950   12/15/2008        220,000       228,815
Mass DFA Waste Management Resource Recovery AMT                                 6.900    12/1/2029        500,000       567,025
Michigan State Strategic Funding AMT NCL (a)                                    3.750    8/1/2027         500,000       505,250
                                                                                                                     ----------
Total (Cost $4,447,357)                                                                                               4,766,885
                                                                                                                     ----------

INSURED BOND - 23.0%
Charleston SC COP MBIA                                                          6.000    12/1/2008      1,000,000     1,125,070
Cook County IL High School FGIC NCL                                             7.875    12/1/2014        750,000     1,009,898
Cook County IL School District FSA NCL                                          6.750    5/1/2010       1,750,000     2,067,660
Corpus Christi TX Business & Job Development Corp.
   Sales Tax Revenue AMBAC NCL                                                  5.000    9/1/2011       1,215,000     1,343,583
District of Columbia FSA NCL                                                    5.500    6/1/2011       1,500,000     1,689,090
District of Columbia MBIA NCL                                                   5.750    6/1/2010          15,000        16,972
Douglas County CO School District MBIA                                          7.000   12/15/2012        625,000       782,456
Georgia Municipal Electric Authority                                            5.000    1/1/2026       1,000,000     1,082,480
Georgia Municipal Electric Authority Power FGIC NCL                             6.250    1/1/2012       1,150,000     1,356,264
Harris County TX Toll Revenue FGIC NCL                                          6.000    8/1/2012       1,000,000     1,167,900
Intermountain Power Agency UT NCL                                               6.500    7/1/2010       1,000,000     1,167,650
Jea FL St. Johns River Power Park AMBAC NCL                                     5.000    10/1/2009      2,500,000     2,747,050
Jefferson County OH Asset Guaranty                                              6.625    12/1/2005         50,000        52,013
Jefferson County, Colorado School District FSA NCL                              5.000   12/15/2010      1,350,000     1,495,976
Nassau County NY FGIC                                                           6.000    7/1/2010          25,000        28,674
New Jersey Health Care Facilities Financing Authority Revenue AMBAC             4.800    8/1/2021       1,000,000     1,040,470
New York Dormitory Authority Presbyterian Hospital AMBAC                        4.400    8/1/2013          90,000        91,688
New York Dormitory Authority State University Educational Facilities MBIA       6.000    5/15/2015      1,000,000     1,147,990
New York Dormitory Authority State University Educational Facilities MBIA IBC   5.250    5/15/2015      2,000,000     2,270,220
NJ Transportation Corp. COP AMBAC NCL                                           5.500    9/15/2007      1,000,000     1,076,310
Orange County CA COP MBIA                                                       5.800    7/1/2016         400,000       427,680
Pasco County FL Solid Waste AMBAC AMT NCL                                       6.000    4/1/2010       1,000,000     1,126,300
Stafford TX Economic Development FGIC                                           6.000    9/1/2015         525,000       625,401
                                                                                                                   ------------
Total (Cost $23,826,938)                                                                                             24,938,795
                                                                                                                   ------------

LEASE REVENUE - 5.3%
Golden State Tobacco Securitization Corp.                                       5.250    6/1/2016       1,000,000     1,011,050
New Jersey Economic Development Authority Revenue School
   Facilities ConstructionNCL                                                   5.000    9/1/2012       1,000,000     1,094,310
New York Dormitory Authority Revenue                                            5.250   11/15/2023      1,000,000     1,100,390
New York Dormitory Authority Roswell Park                                       6.000    7/1/2006         400,000       420,876
New York Urban Development Corp. Correctional and Youth Facilities Service      5.250    1/1/2021         500,000       543,760
Tobacco Settlement Funding Corp.                                                5.500    6/1/2009       1,500,000     1,520,685
                                                                                                                   ------------
Total (Cost $5,614,806)                                                                                               5,691,071
                                                                                                                   ------------

LOC - 2.3%
Puerto Rico Public Finance Corp. LOC: Government Developmental Bank for
   Puerto Rico (Cost$ 2,421,628)                                                5.750    8/1/2027       2,250,000     2,509,448
                                                                                                                   ------------

REVENUE BONDS - 24.5%
Arizona State Transit Highway Revenue NCL                                       5.000    7/1/2014       1,500,000     1,670,085
Broward County FL Resource Recovery                                             5.000    12/1/2007      1,000,000     1,067,300
California State Department of Water Resources Power Supply NCL                 5.500    5/1/2010         250,000       278,893
Camden NJ Cooper Hospitals NCL                                                  5.600    2/15/2007        175,000       179,963
Illinois HEFA Condell Medical Center                                            6.000    5/15/2010        500,000       541,525
Illinois HEFA Northwestern University                                           5.050    11/1/2032        725,000       792,476
Illionis DFA Depaul University NCL                                              5.500    10/1/2011      1,000,000     1,108,950
Illonois Financial Authority Student Housing Revenue NCL                        5.000    6/1/2012       1,160,000     1,219,253
Jicarilla NM Apache Nation Revenue                                              5.000    9/1/2013         500,000       536,630
Lubbock TX Health Facilities Deveolpment St. Joseph Healthcare System           5.000    7/1/2008       2,000,000     2,144,580
Mass DFA Williston School                                                       6.000    10/1/2013        225,000       240,689
Mass HEFA Partners NCL                                                          5.000    7/1/2012       1,250,000     1,374,313
Mass IFA Berkshire Retirement Development                                       6.000    7/1/2018         500,000       500,000
Mesa AZ Utility System Revenue NCL                                              6.000    7/1/2020       1,250,000     1,534,925

Miami-Dade County Flordia Special Obligation Capital Asset Acquisition
   MBIA NCL                                                                     5.000    4/1/2014       1,755,000     1,948,015
Michigan State Hospital Finance Authority                                       5.250   11/15/2010      1,000,000     1,085,890
New Hampshire HEFA Monadnock Hospital                                           5.250    10/1/2007        280,000       281,747
New Jersey State Transportation                                                 5.250   12/15/2014        500,000       558,055
New Mexico State Hospital Equipment Loan Revenue Presbyterian
   Healthcare Services                                                          5.750    8/1/2012       1,000,000     1,120,860
New York Medical Center St. Luke's FHA                                          5.600    8/15/2013        230,000       240,389
Oregon State Department Transit Highway Usertax Revenue NCL                     5.000   11/15/2013      1,000,000     1,115,010
Puerto Rico Elec Pwr Auth Pwr Rev                                               5.500    7/1/2016         500,000       567,825
Scranton PA Allied Rehabilitation                                               7.125    7/15/2005        245,000       246,416
Seattle WA Water System Revenue MBIA NCL                                        5.000    9/1/2014       1,670,000     1,854,869
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                    5.250    10/1/2015      1,000,000     1,141,040
Tennessee Housing Development Agency Homeownership Project AMT NCL              5.750    7/1/2007         840,000       892,424
Texas Municipal Power Agency MBIA                                               0.000    9/1/2016       1,995,000     1,199,873
Texas Municipal Power Agency MBIA (b)                                           0.000    9/1/2016           5,000         3,077
Tobacco Settlement Funding Corp. NY                                             5.250    6/1/2013       1,000,000     1,066,620
Wisconsin State Transportation                                                  5.500    7/1/2010          15,000        16,828
                                                                                                                   ------------
Total (Cost $26,083,770)                                                                                             26,528,520
                                                                                                                   ------------

SPECIAL REVENUE - 3.0%
California State Economic Recovery                                              3.500    7/1/2023       1,000,000     1,031,180
California State Economic Recovery NCL                                          5.250    7/1/2014       1,000,000     1,126,490
San Manuel Entertainment Series 2004-C                                          4.500    12/1/2016      1,000,000     1,000,817
                                                                                                                   ------------
Total (Cost$3,077,152)                                                                                                3,158,487
                                                                                                                   ------------
TOTAL BONDS(Cost $101,673,392)                                                                                      104,173,471
                                                                                                                   ------------

SHORT-TERM INVESTMENTS - 3.6%
SHORT-TERM BONDS - 3.6%
Grand Forks ND Hospital Facilities Revenue (a)                                  2.220    12/1/2016      1,300,000     1,300,000
Idaho HFA St. Luke's Medical Center FSA (a)                                     2.170    7/1/2030         400,000       400,000
Indiana Health Facilities (a)                                                   2.220    3/1/2030         200,000       200,000
Kansas State Department of Transit Highway (a)                                  2.170    9/1/2020       1,500,000     1,500,000
University of North Carolina Hospital Chapel Hill  (a)                          2.170    2/15/2031        500,000       500,000
                                                                                                                   ------------
Total (Cost $3,900,000)                                                                                               3,900,000
                                                                                                                   ------------

                                                                                                           SHARES
                                                                                                           ------
INVESTMENT COMPANIES - 0.0%
Wells Fargo National Tax-Free Money Market Fund(Cost $38,990)                                              38,990        38,990
                                                                                                                   ------------
Total Short-Term Investments (Cost $3,938,990)                                                                        3,938,990
                                                                                                                   ------------
TOTAL INVESTMENTS - 99.9% (COST $105,612,382)                                                                       108,112,461
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                   110,930
                                                                                                                   ------------
NET ASSETS - 100%                                                                                                   108,223,391
                                                                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS:
ACA - American Capital Access Holdings, Inc.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority

IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable SFM - Single Family Mortgage

(a) Variable Rate Security; rate indicated is as of 9/30/04. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

(b)   Zero coupon security.

At December 31, 2004, the Fund held the following open swap agreement:

Notional Amount                                                                                    Net Unrealized
Portfolio/Counterparty     Expiration Date                  Description                      Appreciation(Depreciation)
----------------------------------------------------------------------------------------------------------------------
2,050,000 USD                  3/21/2020        Agreement With JP Morgan Chase dated                  (6,117)
                                                12/17/04 to pay the notional amount
                                                multiplied by 3.956% and receive the
                                                the notional amount multiplied by the
                                                Swap Index Rate as determined weekly.

STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

              SECURITY DESCRIPTION                                               RATE    MATURITY       PAR VALUE      VALUE
              --------------------                                               ----    --------       ---------      -----
              BONDS - 98.4%
              GENERAL OBLIGATIONS - 31.1%
57582NPF6     Commonwealth of Massachusetts                                     5.000    12/1/2007        500,000       536,700
57582NNU5     Commonwealth of Massachusetts                                     5.000    12/1/2009        250,000       275,160
57582NUU7     Commonwealth of Massachusetts                                     5.250     8/1/2020        500,000       563,220
57582NEP6     Commonwealth of Massachusetts - Series C                          5.250     8/1/2009        835,000       917,916
575827EG1     Commonwealth of Massachusetts NCL                                 6.000    11/1/2011        850,000       989,128
5758273X6     Commonwealth of Massachusetts NCL                                 5.500    12/1/2011      2,250,000     2,551,883
57582NSD8     Commonwealth of Massachusetts NCL                                 5.500    10/1/2016        500,000       571,700
575827D56     Commonwealth of Massachusetts Prerefunded                         6.000     6/1/2014        565,000       648,377
575827E30     Commonwealth of Massachusetts Prerefunded                         5.625     6/1/2018      1,000,000     1,134,330
575567BX9     Mass Bay Transportation Authority                                 7.000     3/1/2011      1,055,000     1,277,985
575832FQ8     Mass College Building Authority                                   7.500     5/1/2007        450,000       502,488
575832FR6     Mass College Building Authority                                   7.500     5/1/2008        250,000       290,208
576004EY7     Mass Special Obligation Revenue Refunding Notes NCL               5.000   12/15/2011        500,000       547,810
745145Y55     Puerto Rico Commonwealth Fuel Sales Tax Revenue                   5.000     7/1/2018        750,000       802,935
7451443V5     Puerto Rico Commonwealth NCL                                      6.500     7/1/2013        500,000       595,170
914437MT2     University of Mass Building Authority State Guarantee             6.625     5/1/2007      1,000,000     1,096,980
                                                                                                                     ----------
              Total (Cost $12,737,116)                                                                               13,301,990
                                                                                                                     ----------

              GOVERNMENT BACKED - 2.6%
5758272R0     Commonwealth of Massachusetts NCL - Series B                      6.500     8/1/2008        550,000       621,973
745160JJ1     Puerto Rico Commonwealth & Aqueduct & Sewer Authority FSA
                 Prerefunded - Series A                                         9.000     7/1/2009        230,000       237,815
745235VS7     Puerto Rico Public  Buildings Authority Revenue Guaranteed        5.000     7/1/2028        250,000       269,393
                                                                                                                     ----------
              Total (Cost $1,074,205)                                                                                 1,129,181
                                                                                                                     ----------

              HOUSING REVENUE - 0.0%
575852VR6     Mass HFA Multi-Family Unit FNMA                                   6.300    10/1/2013         15,000        15,029
                                                                                                                     ----------
              Total (Cost $15,037)

              INDUSTRIAL DEVELOPMENT - 3.1%
100882AC3     Boston MA Industrial Development Financing Authority AMT          7.375    5/15/2015        750,000       753,008
57583TAP6     Mass DFA Waste Management Resource Recovery AMT                   6.900    12/1/2029        500,000       567,025
                                                                                                                     ----------
              Total (Cost $1,250,000)                                                                                 1,320,033
                                                                                                                     ----------

              INSURED BOND - 19.1%
575827JZ4     Commonwealth of Massachusetts AMBAC NCL AMT                       5.750     8/1/2010      1,000,000     1,139,570
5758276H8     Commonwealth of Massachusetts MBIA NCL                            5.500    11/1/2012        685,000       783,037
575566V76     Mass Bay Transportation Authority FGIC                            7.000     3/1/2011      1,000,000     1,206,390
5755665G5     Mass Bay Transportation Authority FGIC                            7.000     3/1/2014        900,000     1,111,104
57583FKL4     Mass DFA May Institute Asset Guaranty                             5.500     9/1/2005        175,000       178,525
57585J4D0     Mass HEFA Mass Eye and Ear ACA                                    5.000     7/1/2005        660,000       667,352
57585JTD3     Mass HEFA Partners FSA                                            5.500     7/1/2007        635,000       681,323
575895TR8     Mass Port Authority MBIA NCL AMT                                  5.750     7/1/2007        500,000       535,095
5758953L9     Mass Port Authority MBIA-IBC NCL                                  5.750     7/1/2012      1,000,000     1,146,390
745181PZ4     Puerto Rico Commonwealth Highway & Transportation
                 Authority MBIA                                                 5.500     7/1/2013        640,000       739,910
                                                                                                                     ----------
              Total (Cost $7,681,484)                                                                                 8,188,696
                                                                                                                     ----------

              LEASE REVENUE - 1.8%
745269CN8     Puerto Rico Housing Bank Appropriation                            5.125    12/1/2005        750,000       767,160
                                                                                                                     ----------
              Total (Cost $748,845)

              LOC - 2.1%
10088MAS4     Boston MA Industrial Development Financing Authority Loc: Bank
                 of New York AMT                                                5.875     4/1/2030        435,000       448,598
575855E49     Mass IFA Amesbury LOC: Citizens Bank AMT                          5.910     9/1/2005        140,000       142,261
745291RH9     Puerto Rico Public Finance Corp. LOC: Government Developmental
                 Bank for Puerto Rico                                           5.750     8/1/2027        250,000       278,828
                                                                                                                     ----------
              Total (Cost $ 844,070)                                                                                    869,687
                                                                                                                     ----------

              REVENUE BONDS - 29.4%
575579DT1     Mass Bay Transportation Authority Sales Tax Revenue               5.250     7/1/2021        750,000       855,540
57583FTW1     Mass DFA Biomedical Research                                      6.000     8/1/2011        550,000       613,223
57583FR94     Mass DFA Deerfield Academy                                        5.000    10/1/2013        400,000       442,600
57583F4T5     Mass DFA Hampshire College                                        5.150    10/1/2014        450,000       469,220
57583FNE7     Mass DFA Massachusetts College of Pharmacy                        5.750     7/1/2006        280,000       289,887
57583FL82     Mass DFA Massachusetts College of Pharmacy and Allied Health
                 Sciences NCL                                                   5.000     7/1/2009        425,000       448,197
57583FAE1     Mass DFA Williston School                                         6.000    10/1/2013        380,000       406,497

57585KB49     Mass HEFA Baystate Medical Center NCL                             5.000     7/1/2010        250,000       267,290
57585KXX1     Mass HEFA Caritas Christi NCL                                     5.500     7/1/2005        500,000       502,915
57585JFN6     Mass HEFA Dana Farber Cancer Institute                            6.500    12/1/2006        650,000       688,201
57585JXQ9     Mass HEFA Milford Hospital NCL                                    5.250    7/15/2007        600,000       621,360
57585JMF5     Mass HEFA No. Adams Regional Hospital                             6.750     7/1/2009         99,000       103,777
57585KZU5     Mass HEFA Tufts University NCL                                    5.500    8/15/2015      1,050,000     1,216,583
575914G34     Mass IFA Berkshire Retirement Development                         6.000     7/1/2018        530,000       530,000
575925QM7     Mass IFA Wentworth Institute                                      5.050    10/1/2005        290,000       294,576
575895N37     Mass Port Authority                                               6.000     7/1/2011      1,000,000     1,120,960
575895XR3     Mass Port Authority                                               5.750     7/1/2012      1,010,000     1,147,178
750740AT9     Mass Revenue Rail Connections, Inc.(b)                            0.000     7/1/2022        500,000       193,635
576049CD0     Mass Water Resource Authority NCL                                 6.500    7/15/2009      1,000,000     1,157,690
57604PVK7     Massachusetts State Water Pollution Abatement Trust               5.250     8/1/2013          5,000         5,578
57604PVB7     Massachusetts State Water Pollution Abatement Trust Prerefunded   5.250     8/1/2013        245,000       275,030
74526QCS9     Puerto Rico Electric  Power Authority Revenue                     5.500     7/1/2016        250,000       283,913
745272BR4     Puerto Rico Industrial Tour Ed Anamendez University               5.000     2/1/2006        650,000       664,294
                                                                                                                     ----------
              Total (Cost $12,156,935)                                                                               12,598,144
                                                                                                                     ----------
              SPECIAL REVENUES - 9.2%
351642AL7     Foxborough MA Stadium                                             5.750     6/1/2011      1,050,000     1,191,309
576004DC6     Mass Special Obligation NCL                                       5.500     6/1/2013      1,000,000     1,144,520
576004FA8     Mass Special Obligation NCL                                       5.000    12/15/2013       500,000       551,105
927676JH0     Virgin Islands Public Finance Authority                           5.625    10/1/2010      1,000,000     1,070,874
                                                                                                                     ----------
              Total (Cost$3,722,780)                                                                                  3,957,808
                                                                                                                     ----------
              TOTAL BONDS (Cost $40,230,472)                                                                         42,147,728
                                                                                                                     ----------

              SHORT-TERM INVESTMENTS - 1.1%

              SHORT-TERM BONDS - 0.9%

              Mass DFA Boston University(a)                                      0.67    10/1/2042        400,000       400,000

                                                                                                          SHARES
INVESTMENT COMPANIES - 0.2%                                                                               ------
Federated Massachusetts Municipal Cash Trust Fund                                                          62,846        62,846
                                                                                                                     ----------
Total Short Term Investments (Cost$462,846)                                                                             462,846
                                                                                                                     ----------
TOTAL INVESTMENTS - 99.5% (COST $40,693,318)                                                                         42,610,574

OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                   223,766
                                                                                                                     ----------
NET ASSETS - 100%                                                                                                    42,834,340
                                                                                                                     ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ACA - American Capital Access Holdings, Inc.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable

(a) Variable Rate Security; rate indicated is as of 12/31/04. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

(b)   Zero coupon security.

THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND
(FORMERLY THE BOSTON COMPANY
INTERNATIONAL VALUE OPPORTUNITIES FUND)

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                  SHARES      MARKET VALUE
----------------------------------------------------------------------------------------------
EQUITIES - 96.1%
AUSTRALIA - 1.4%
Amcor Ltd.                                                             7,650           43,921
National Australia Bank Ltd.                                           3,890           87,631
                                                                                   ----------
Total  (Cost $128,290)                                                             131,552.00
                                                                                   ----------

BELGIUM - 0.9%
Fortis (Cost $79,095)                                                  2,970           82,073

BRAZIL - 1.1%
Petroleo Brasileiro S.A. - ADR                                         1,370           54,499
Telecommunicacoes Brasileiras S.A. - ADR                               1,590           51,166
                                                                                   ----------
Total  (Cost $94,962)                                                                 105,665
                                                                                   ----------

CANADA - 3.6%
Canadian Pacific Railway Ltd. *                                        2,360           80,864
Quebecor World, Inc.                                                   5,250          112,922
Royal Bank of Canada                                                   1,050           56,242
Sobeys, Inc.                                                           2,970           85,423
                                                                                   ----------
Total  (Cost $328,002)                                                                335,451
                                                                                   ----------

CHINA - 0.3%
China Telecom Corp Ltd.  (Cost $24,869)                               69,000           25,079

CROATIA - 0.2%
Pliv D.D. 144A GDR (Cost $17,323)                                      1,250           16,154

DENMARK - 0.2%
Danske Bank A/S  (Cost $15,615)                                          530           16,203

FINLAND - 1.8%
M-real Oyj                                                             9,700           61,321
Nokia Oyj                                                              2,700           42,489
UPM-Kymmene Oyj                                                        2,950           65,392
                                                                                   ----------
Total  (Cost $167,238)                                                                169,202
                                                                                   ----------

FRANCE - 7.2%
Banque Nationale De Paris                                              1,010           72,961
Carrefour SA                                                           2,000           95,043
France Telecom SA                                                      2,228           73,568
Sanofi-Synthelabo SA                                                   1,120           89,340
Schneider Electric SA                                                  1,130           78,334

Thomson                                                                2,060           54,355
Total SA                                                                 555          120,993
Valeo SA                                                               1,980           82,731
                                                                                   ----------
Total (Cost $638,724)                                                                 667,325
                                                                                   ----------

GERMANY - 5.7%
Deutsche Bank AG                                                         659           58,378
Deutsche Boerse AG                                                       620           37,126
Deutsche Lufthansa AG                                                  3,070           43,772
Deutsche Post AG                                                       4,850          110,865
Deutsche Postbank AG *                                                 1,050           46,237
E.ON AG                                                                  740           67,320
Heidelberger Druckmaschinen                                            1,060           35,820
KarstadtQuelle AG                                                      2,640           27,147
Medion AG                                                                850           17,931
Volkswagen AG                                                          1,800           81,510
                                                                                   ----------
Total  (Cost $508,611)                                                                526,106
                                                                                   ----------

HONG KONG - 1.6%
Bank of East Asia Ltd.                                                14,000           43,501
China Mobile Hong Kong Ltd.                                           16,000           54,141
Citic Pacific Ltd.                                                     6,000           16,906
Huadian Power International Co.                                      127,000           37,174
                                                                                   ----------
Total  (Cost $151,523)                                                                151,722
                                                                                   ----------

HUNGARY - 0.5%
Matav Magyar Tavkozlesi Rt  (Cost $41,924)                            10,070           48,218

INDIA - 1.3%
Hindalco Industries Ltd. 144A/Reg S GDR                                1,170           38,402
Mahanagar Telephone Nigam Ltd.- ADR                                    4,450           35,511
Reliance Industries Ltd. 144A - GDR                                    1,910           46,909
                                                                                   ----------
Total  (Cost $121,102)                                                                120,822
                                                                                   ----------

INDONESIA - 0.5%
PT Gudang Garam Tbk (Cost $47,811)                                    32,700           47,269

IRELAND - 1.4%
Bank of Ireland (Cost $118,841)                                        7,740          127,786

ITALY - 4.0%
Benche Popolari Unite Scri                                             1,990           40,306
Benetton Group SpA                                                     3,750           49,448
Eni SpA                                                                3,950           98,651
Finmeccanica SpA                                                      62,440           56,330
Sanpaolo IMI SpA                                                       1,270           18,228
UniCredito Italiano SpA                                               18,400          105,337
                                                                                   ----------
Total  (Cost $348,248)                                                                368,300
                                                                                   ----------

JAPAN - 21.4%
Alps Electric Co., Ltd. *                                              3,400           50,497
Canon, Inc. *                                                          1,400           75,461
Credit Saison Co., Ltd.                                                2,300           83,771
Dentsu, Inc.                                                              16           42,965
Fuji Heavy Industries Ltd.                                             7,700           37,594
Fuji Photo Film Co., Ltd.                                              1,700           62,084
Funao Electric Co., Ltd.                                                 400           49,683
Honda Motor Co., Ltd.                                                  1,500           77,776
Kao Corp.                                                              2,100           53,623
KDDI Corp.                                                                11           59,291
Kuraray Co., Ltd.                                                      4,200           37,567
Lawsom, Inc.                                                           1,200           44,175
Mabuchi Motor Co., Ltd. *                                                900           64,769
Matsumotokiyoshi Co Ltd.                                               1,700           48,472
Minebea Co., Ltd.                                                     14,200           61,564
Murata Manufacturing Company, Ltd.                                       800           44,761
Nippon Express Co., Ltd.                                              18,700           91,300
NTT Corp.                                                                 12           53,667
Olyplus Corp.                                                          1,900           40,445
Rinnai Corp.                                                           2,500           66,888
Rohm Company Ltd.                                                        800           82,804
Sekisui House, Ltd. *                                                  4,000           46,519
Shin-Etsu Chemical Co., Ltd.                                           2,000           81,633
Shiseido Co., Ltd.                                                     2,000           28,962
Skylark Co., Ltd. *                                                    3,300           56,617
Sohgo Security Services Co., Ltd.                                      1,900           27,866
Sumitomo Bakelite Co., Ltd.                                            6,700           42,329
Sumitomo Chemical Co., Ltd.                                            8,400           40,930
Sumitomo Mitsui Financial Group *                                         11           79,914
Takeda Pharmaceutical Co., Ltd.                                        1,400           70,130
Takefuji Corp.                                                         1,060           71,005
TDK Corp.                                                                400           29,646
The 77 Bank, Ltd.                                                      9,200           64,502
Toyoda Gosei Co., Ltd.                                                   300            6,064
Toyota Motor Corp.                                                     1,000           40,523
Yamaha Motor Co., Ltd.                                                 4,300           64,578
                                                                                   ----------
Total (Cost $1,908,118)                                                             1,980,375
                                                                                   ----------

MALAYSIA - 0.5%
Sime Darby Berhad  (Cost $45,844)                                     29,300           46,269

MEXICO - 1.8%
Cemex S.A. de C.V. - ADR                                               1,380           50,260
Coca-Cola Femsa S.A. - ADR                                             2,480           58,925
Telefonos de Mexico - ADR                                              1,380           52,882
                                                                                   ----------
Total  (Cost $146,019)                                                                162,067
                                                                                   ----------

NETHERLANDS - 4.7%
ABN Amro Holding NV                                                    2,000           52,717
Aegon NV                                                               4,810           65,448
DSM NV                                                                   300           19,380
Heineken NV                                                            2,380           79,136
Koninklijke Philips Electronics NV                                     3,050           80,560
Royal Dutch Petroleum Co.                                              1,170           67,028
Wolters Kluwer NV                                                      3,260           65,321
                                                                                   ----------
Total (Cost $410,661)                                                                 429,590
                                                                                   ----------

NEW ZEALAND - 0.2%
Carter Holt Harvey Ltd.  (Cost $15,135)                               10,070           14,960

NORWAY - 0.1%
Norsk Hydro ASA  (Cost $13,129)                                          170           13,373

PORTUGAL - 0.3%
EDP-Energias de Portugal, S.A.  (Cost $31,038)                        10,400           31,321

SINGAPORE - 1.6%
DBS Group Holdings Ltd.                                                7,800           76,489
Singapore Technologies Engineering Ltd.                               13,700           19,564
United Overseas Bank Ltd.                                              6,140           51,556
                                                                                   ----------
Total (Cost $146,875)                                                                 147,609
                                                                                   ----------

SOUTH AFRICA - 1.5%
Nampak Ltd.                                                           18,870           52,360
Nedcor Ltd.                                                            4,130           56,384
Sappi Ltd.                                                             2,120           31,198
                                                                                   ----------
Total  (Cost $125,423)                                                                139,942
                                                                                   ----------

SOUTH KOREA - 3.5%
Hyundai Motor Co.                                                        800           42,817
Kookmin Bank - ADR *                                                   1,060           41,425
Korea Electric Power Corp.                                             2,100           54,473
Korea Electric Power Corp. ADR                                           700            9,268
KT Corp. - ADR *                                                       2,660           58,015
POSCO - ADR *                                                            540           24,046
Samsung Electronics Co., Ltd.                                            121           52,662
SK Telecom Co., Ltd. - ADR *                                           2,010           44,723
                                                                                   ----------
Total  (Cost $305,242)                                                                327,429
                                                                                   ----------

SPAIN - 2.8%
Banco Sabadell SA                                                      2,650           61,834
Endesa SA *                                                            4,240           99,452
Repsol YPF SA                                                          3,710           96,432
                                                                                   ----------
Total (Cost $232,406)                                                                 257,718
                                                                                   ----------

SWEDEN - 0.8%
Electrolux AB (Cost $66,733)                                           3,270           74,586

SWITZERLAND - 6.4%
Clariant AG                                                            2,800           44,979
Julius Bear Holding Ltd.                                                 151           45,332
Lonza Group AG                                                         1,240           69,663
Nestle SA                                                                450          117,517
Novartis AG                                                            2,330          117,093
Swiss Re                                                               1,140           81,157
UBS AG                                                                   950           79,514
Zurich Financial Services AG                                             245           40,776
                                                                                   ----------
Total  (Cost $578,688)                                                                596,031
                                                                                   ----------

TAIWAN - 1.8%
Compal Electronics, Inc.                                              55,000           54,931
SinoPac Financial Holdings Co., Ltd.                                  87,000           50,983
United Microelectronics Corp.                                         96,000           61,701
                                                                                   ----------
Total Cost (Cost $164,432)                                                            167,615
                                                                                   ----------

UNITED KINGDOM - 17.0%
Anglo American PLC                                                     2,390           56,014
BAA PLC                                                                5,630           63,059
BAE Systems PLC                                                       10,720           47,236
Barclays PLC                                                           4,240           47,531
Boc Group PLC                                                          2,230           42,427
Boots Group PLC                                                        5,409           67,794
BT Group PLC                                                          23,450           91,074
Bunzl PLC                                                              7,740           64,500
Centrica PLC                                                           9,360           42,276
Diageo PLC                                                             6,400           91,200
Easyjet PLC *                                                          8,400           30,046
GKN PLC                                                               18,340           83,187
GlaxoSmithKline PLC                                                    6,320          147,999
Lloyds Tsb Group PLC                                                   6,700           60,716
Marks & Spencer Group PLC                                              6,090           40,004
Old Mutual PLC                                                        12,820           32,517
Rexam PLC                                                              6,920           60,818
Rio Tinto PLC                                                          3,350           98,495
Royal Bank of Scotland Group PLC                                       3,270          109,752
Sainsbury (J) PLC                                                     10,550           54,733
Scottish Power PLC                                                       700            5,410
Shell Transport & Trading Company PLC                                 13,530          115,020
Unilever PLC                                                           7,980           78,284
Vodafone Group PLC                                                    16,900           45,621
                                                                                   ----------
Total  (Cost $1,516,582)                                                            1,575,713
                                                                                   ----------
TOTAL EQUITIES (COST $8,538,503)                                                    8,903,525
                                                                                   ----------

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Dreyfus Institutional Preferred Money Market Fund ++                 172,796          172,796
                                                                                   ----------
Total Short Term Investment (Cost $172,796)

TOTAL INVESTMENTS - 98.0% (COST $8,711,299)                                         9,076,321

OTHER ASSETS LESS LIABILTIES - 2.0%                                                   185,284
                                                                                   ----------

NET ASSETS - 100%                                                                   9,261,605
                                                                                   ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR-American Depository Receipt

GDR - Global Depository Receipt

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security.

++ Affiliated institutional money market fund.

THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                 SHARES     MARKET VALUE
--------------------------------------------------------------------------------------------
EQUITIES - 96.1%
COMMUNICATIONS - 1.0%
Emmis Communications Corp.                                            2,200          42,218
Playboy Enterprises, Inc., Class B                                   14,300         175,747
                                                                                 ----------
                                                                                    217,965
                                                                                 ----------

CONSUMER CYCLICAL - 1.9%
Cache, Inc.                                                           8,880         160,018
Jos A Bank Clothiers, Inc.                                            4,100         116,030
The Sportsman's Guide,Inc.                                              800          18,000
Wabash National Corp.                                                 4,150         111,760
                                                                                 ----------
                                                                                    405,808
                                                                                 ----------

CONSUMER DISCRETIONARY - 8.9%
A.C. Moore Arts & Crafts, Inc.*                                       4,310         124,171
American Woodmark Corp.*                                              2,300         100,464
California Pizza Kitchen, Inc.*                                       6,800         156,400
Lions Gate Entertainment Corp.*                                      43,200         458,784
Nautilus Group, Inc.(a)                                               4,790         115,774
Pacific Sunware of California*                                        9,860         219,484
Peet's Coffee & Tea, Inc.*                                            8,500         224,995
Quicksilver, Inc.*                                                    3,200          95,328
Rare Hospitality International, Inc.*                                 7,700         245,322
Speedway Motorsports, Inc.*                                           4,720         184,930
                                                                                 ----------
                                                                                  1,925,652
                                                                                 ----------

CONSUMER NONCYCLICAL - 8.3%
Coinstar, Inc.                                                        8,300         222,689
Collectors Universe, Inc.                                             6,100         124,379
First Consulting Group, Inc.                                         20,200         123,422
First Horizon Pharmaceutical Corp.                                    4,800         109,872
Huron Consulting Group Inc.                                          10,100         224,220
ICOS Corporation                                                      3,700         104,636
Idexx Laboratories Inc                                                  800          43,672
Immunogen, Inc.                                                      11,300          99,892
J & J Snack Food Corp.                                                  340          16,670
Lifepoint Hospitals, Inc.                                             3,100         107,942
Ligand Pharmaceuticals, Inc., Class B                                10,300         119,892
Multi-Color Corp.                                                     9,300         167,028
Par Pharmaceutical Cos., Inc.                                         2,700         111,726
Performance Food Group Co.                                            8,590         231,157
                                                                                 ----------
                                                                                  1,807,197
                                                                                 ----------

CONSUMER STAPLES - 2.7%
Arden Group, Inc.*                                                    1,817         182,562
Church & Dwight Co., Inc.*                                            3,150         105,903
Jarden Corp.*                                                         2,990         129,886
The Yankee Candle Co.*                                                4,960         164,573
                                                                                 ----------
                                                                                    582,924
                                                                                 ----------

ENERGY - 6.5%
Bill Barrett Corp.                                                      350          11,197
Brigham Exploration Co.*                                             23,900         215,100
Consol Energy, Inc.                                                   5,350         219,618
Dril-Quip, Inc.*                                                      7,100         172,246
FMC Technologies, Inc.*                                               5,900         189,980
Grey Wolf, Inc.*                                                     30,300         159,681
Oil States International, Inc.*                                      11,300         217,977
Penn Virginia Corp.*                                                  5,550         225,164
                                                                                 ----------
                                                                                  1,410,963
                                                                                 ----------

FINANCIAL - 7.4%
Affiliated Managers Group*                                            1,850         125,319
Bristol West Holdings, Inc.                                           3,900          78,000
Cathay General Bancorp*                                               2,600          97,500
Center Financial Corp.*                                               4,019          80,460
Commercial Capital Bancorp, Inc.                                      5,000         115,900
Cullen/Frost Bankers, Inc.*                                           2,800         136,080
First Community Bancorp, Inc., Class A                                2,400         102,480
First Midwest Bancorp, Inc.*                                          5,250         190,523
Investors Financial Services Corp.*                                   2,350         117,453
Mercantile Bank Corp.*                                                4,405         173,998
MetroCorp Bancshares, Inc.                                            3,300          73,458
R&G Financial Corp.                                                   1,000          38,880
Southwest Bancorporation of Texas                                     7,500         174,675
Triad Guaranty, Inc.*                                                 1,800         108,864
                                                                                 ----------
                                                                                  1,613,590
                                                                                 ----------

HEALTH CARE - 17.7%
Able Laboratories, Inc.*                                              5,100         116,025
American Medical Systems Holdings, Inc.*                              2,200          91,982
Applera Corp.-Celera Genomics Group                                   6,200          85,250
Bone Care Intrenational, Inc.*                                        2,600          72,410
Connetics Corp.*                                                      5,100         123,879
Cooper Cos, Inc.*                                                     6,350         448,247
Covance, Inc.*                                                        6,700         259,625
Coventry Health Care, Inc.*                                           1,400          74,312
Discovery Laboratories, Inc.*                                        14,100         111,813
Diversa Corp                                                         10,500          91,770
Flamel Technologies SA ADR*                                           5,100          99,399
Harvard Bioscience, Inc.*                                            25,600         118,528
Healthcare Services Group                                             5,400         112,536
Inverness Medical Innovation*(a)                                      3,500          87,850
Matria Healthcare, Inc.*                                             11,300         441,491
Medicines Co.*                                                        3,900         112,320
Nabi Biopharmaceuticals*                                              6,600          96,690
PSS World Medical, Inc.*                                             18,300         229,025
Resmed, Inc.*                                                         2,700         137,970
Respironics, Inc.*                                                    7,500         407,700
Sybron Dental Specialties, Inc.*                                      3,200         113,216
Triad Hospitals*                                                      3,100         115,351
VCA Antech, Inc.*                                                     7,000         137,200
Zoll Medical Corp.*                                                   4,500         154,800
                                                                                 ----------
                                                                                  3,839,389
                                                                                 ----------

INDUSTRIAL - 18.6%
Baldor Electric Company                                               5,020         138,201
Bucyrus International, Inc., Class A                                  4,600         186,944
Celadon Group, Inc.*                                                  5,600         124,600
Charles River Associates, Inc.*                                       4,300         201,111
Charles River Laboratories                                            2,256         103,799
Chicago Bridge + Iron-NV Shr                                          5,730         229,200
Cuno, Inc.                                                            2,880         171,072
Educate, Inc.*(a)                                                    13,100         173,444
EGL, Inc.                                                             3,730         111,490
Fisher Scientific International*(a)                                   6,600         411,708
Forward Air Corp.*                                                    2,410         107,727
Imax Corp.                                                           15,900         131,159
Interline Brands Inc.                                                 6,520         114,687
Larete Education, Inc.*                                               8,600         379,174
LECG Corp.*                                                          11,100         207,015
MSC Industrial Direct Co., Inc.*                                      7,290         262,294
Navigant Consulting, Inc.*                                            8,300         220,780
Old Dominion Freight Line*                                              600          20,880
SCS Transportation, Inc.*                                             5,000         116,850
UTI Worldwide, Inc.                                                   2,380         161,888
Wabtec Corporation                                                    8,390         178,875
Waste Connections*                                                    8,650         296,263
                                                                                 ----------
                                                                                  4,049,161
                                                                                 ----------

MATERIALS - 1.5%
Agrium, Inc.*                                                         6,600         111,210
Spartech Corp.                                                        8,240         223,222
                                                                                 ----------
                                                                                    334,432
                                                                                 ----------

TECHNOLOGY - 21.6%
Anteon International Corp.*                                           8,700         364,182
Avocent Corp.*                                                        4,400         178,288
Borland Software Corp.                                               17,300         202,064
Exar Corp.                                                            9,800         139,062
Formfactor, Inc.*                                                     6,600         179,124
Foundry Networks, Inc.*                                              18,650         245,434
Hyperion Solutions Corp.                                              4,000         186,480
Infocrossing, Inc.*                                                  11,700         198,081
Ingram Micro,Inc., Class A*                                          11,600         241,280
Internet Security Systems*                                            9,400         218,550
Lam Research Corp.*(a)                                                6,000         173,460
Macromedia, Inc.*                                                     7,400         230,288
ManTech International Corp., Class A*                                 7,950         188,733
Maxygen, Inc.                                                         2,300          29,417
Mcafee, Inc.*                                                         8,000         231,440
Mentor Graphics Corp.                                                13,100         200,299
Online Resources Corp.*                                              13,900         105,918
Otter Tail Corporation                                                8,700         222,111
Playtex Products, Inc.                                                8,500          67,915
Progress Software Corp.*                                              9,600         224,160
Secure Computing Corp.                                               16,500         164,670
SS&C Technologies, Inc.                                               4,500          92,925
Varian Semiconductor Equipment Associates, Inc.                       6,000         221,100
Varian, Inc.                                                          2,900         118,929
Verisign, Inc.*                                                       7,700         258,104
                                                                                 ----------
                                                                                  4,682,014
                                                                                 ----------
TOTAL EQUITIES(COST $16,734,857)                                                 20,869,088
                                                                                 ----------

                                               RATE     MATURITY   PAR VALUE
SHORT-TERM INVESTMENTS - 4.1%                  ----     --------   ---------
U.S. GOVERNMENT-0.3%
U.S. Treasury Bill+                            2.215    3/17/2005      75,000      74,681.70

                                                                     SHARES
INVESTMENT COMPANIES - 3.8%                                          ------
Dreyfus Institutional Preferred Plus++                               820,022        820,022
                                                                                 ----------
Total Short Term Investments (Cost $894,686)                                        894,704
                                                                                 ----------

TOTAL INVESTMENTS - 100.2% (COST $17,629,543)                                    21,763,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                      (44,312)
                                                                                 ----------

NET ASSETS - 100%                                                                21,719,480
                                                                                 ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR-American Depository Receipt

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security

+ Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund.

At December 31, 2004, the Fund held the following outstanding futures contracts:

                                                                      UNDERLYING FACE
CONTRACT                              POSITION    EXPIRATION DATE     AMOUNT AT VALUE     UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Russell 2000 Index (1 Contract)         Long          3/5/2005             327,875             (905)

THE BOSTON COMPANY  SMALL CAP TAX-SENSITIVE EQUITY FUND

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                  SHARES     MARKET VALUE
---------------------------------------------------------------------------------------------
EQUITIES - A17697.4%
COMMUNICATIONS - 1.7%
Emmis Communications Corp. *                                          13,600          260,984
Playboy Enterprises, Inc., Class B *                                  85,900        1,055,711
Secure Computing Corp. *                                             101,100        1,008,978
                                                                                  -----------
                                                                                    2,325,673
                                                                                  -----------
CONSUMER, CYCLICAL - 1.7%
Cache, Inc. *                                                         53,070          956,321
Jos A Bank Clothiers, Inc.(a) *                                       24,200          684,860
Wabash National Corp. *                                               25,570          688,600
                                                                                  -----------
                                                                                    2,329,781
                                                                                  -----------
CONSUMER DISCRETIONARY - 9.4%
A.C. Moore Arts & Crafts, Inc. *                                      25,600          737,536
California Pizza Kitchen, Inc. *                                      41,400          952,200
Lions Gate Entertainment Corp.  *                                    273,000        2,899,260
Nautilus Group, Inc.                                                  28,430          687,153
Pacific Sunware of California *                                       60,960        1,356,970
Peet's Coffee & Tea, Inc. *                                           52,300        1,384,381
Petco Animal Supplies, Inc.*                                          37,920        1,497,082
Quicksilver, Inc. *                                                   20,300          604,737
Rare Hospitality International, Inc. *                                45,700        1,456,002
Speedway Motorsports, Inc.                                            28,330        1,109,969
                                                                                  -----------
                                                                                   12,685,290
                                                                                  -----------
CONSUMER, NON-CYCLICAL - 9.3%
Applera Corp.-Celera Genomics Group *                                 38,100          523,875
Charles River Laboratories *                                          17,136          788,427
Coinstar, Inc. *                                                      51,000        1,368,330
Diversa Corp *                                                        62,100          542,754
Education Management Corp. *                                          21,400          706,414
First Horizon Pharmaceutical Corp. *                                  28,600          654,654
Flamel Technologies SA ADR (a) *                                      32,100          625,629
Healthcare Services Group                                             32,800          683,552
Huron Consulting Group Inc. *                                         40,700          903,540
ICOS Corp. *                                                          22,500          636,300
Idexx Laboratories, Inc. *                                             5,000          272,950
Immunogen, Inc. *                                                     68,800          608,192
J & J Snack Food Corp.                                                 2,280          111,788
Lifepoint Hospitals, Inc. *                                           18,500          644,170
Ligand Pharmaceuticals, Inc., Class B *                               63,200          735,648
Maxygen, Inc. *                                                       13,210          168,956
Par Pharmaceutical Cos., Inc. *                                       16,200          670,356
Performance Food Group Co. *                                          51,600        1,388,556
Playtex Products, Inc. *                                              52,500          419,475
                                                                                  -----------
                                                                                   12,453,566
                                                                                  -----------

CONSUMER STAPLES-3.1%
Arden Group, Inc.                                                      5,994          602,244
Church & Dwight Co., Inc.                                             52,960        1,780,515
Jarden Corp. *                                                        18,180          789,739
The Yankee Candle Co.                                                 29,490          978,478
                                                                                  -----------
                                                                                    4,150,976
                                                                                  -----------
ENERGY - 6.6%
Arch Coal, Inc.(a)                                                    38,550        1,370,067
Bill Barrett Corp. *                                                   2,030           64,940
Consol Energy, Inc.                                                   32,820        1,347,261
Dril-Quip, Inc. *                                                     42,900        1,040,754
FMC Technologies, Inc. *                                              46,640        1,501,808
Oil States International, Inc. *                                      67,700        1,305,933
Patterson-UTI Energy, Inc.                                            49,100          954,995
Penn Virginia Corp.                                                   33,400        1,355,038
                                                                                  -----------
                                                                                    8,940,796
                                                                                  -----------

FINANCIAL - 8.2%
Affiliated Managers Group (a) *                                       12,450          843,363
Bristol West Holdings, Inc.                                           24,220          484,400
Cathay General Bancorp                                                16,200          607,500
Center Financial Corp.                                                23,360          467,667
City National Corp., Class A                                           9,950          702,968
Commercial Capital Bancorp, Inc.                                      28,500          660,630
Cullen/Frost Bankers, Inc.                                            17,300          840,780
CVB Financial Corp.                                                        1               29
East West Bancorp Inc.                                                16,400          688,144
First Community Bancorp, Inc., Class A                                14,800          631,960
First Midwest Bancorp, Inc.                                           31,950        1,159,466
Investors Financial Services Corp.                                    15,350          767,193
Mercantile Bank Corp.                                                 18,355          725,023
New York Community Bancorp(a)                                              4               87
R&G Financial Corp.                                                   18,500          719,280
Southwest Bancorporation of Texas                                     45,700        1,064,353
Triad Guaranty, Inc. *                                                11,100          671,328
                                                                                  -----------
                                                                                   11,034,171
                                                                                  -----------

HEALTH CARE - 16.3%
Able Laboratories, Inc. *                                             31,215          710,141
American Medical Systems Holdings, Inc. *                             13,600          568,616
Bone Care Intrenational, Inc. *                                       16,200          451,170
Community Health Systems, Inc. *                                      32,100          894,948
Connetics Corp. *                                                     30,600          743,274
Cooper Cos, Inc.                                                      40,250        2,841,248
Covance, Inc. *                                                       54,400        2,108,000
Coventry Health Care, Inc. *                                           8,550          453,834
Discovery Laboratories, Inc. *                                        95,400          756,522
Inverness Medical Innovation *                                        21,300          534,630
Matria Healthcare, Inc. *                                             72,800        2,844,296
Medicines Co.(a) *                                                    23,800          685,440

Nabi Biopharmaceuticals *                                             40,500          593,325
PSS World Medical, Inc. *                                            116,300        1,455,495
Resmed, Inc.(a) *                                                     17,300          884,030
Respironics, Inc. *                                                   45,300        2,462,508
Sybron Dental Specialties, Inc. *                                     19,100          675,758
Triad Hospitals *                                                     18,950          705,130
VCA Antech, Inc. *                                                    42,600          834,960
Zoll Medical Corp. *                                                  21,600          743,040
                                                                                  -----------
                                                                                   21,946,365
                                                                                  -----------

INDUSTRIAL-16.4%
Baldor Electric Co.                                                   30,380          836,361
Bucyrus International, Inc., Class A                                  27,600        1,121,664
Chicago Bridge & Iron                                                 34,560        1,382,400
Cuno, Inc. *                                                          17,440        1,035,936
Educate, Inc. *                                                       78,400        1,038,016
EGL, Inc. *                                                           22,280          665,949
Fisher Scientific International (a) *                                 41,200        2,570,056
Forward Air Corp.                                                     14,410          644,127
Interline Brands Inc.(a) *                                            39,700          698,323
Laurete Education, Inc. *                                             52,200        2,301,498
LECG Corp. *                                                          69,600        1,298,040
MSC Industrial Direct Co., Inc.                                       45,450        1,635,291
Navigant Consulting, Inc. *                                           50,100        1,332,660
Old Dominion Freight Line *                                            4,000          139,200
SCS Transportation, Inc. *                                            31,000          724,470
UTI Worldwide, Inc.                                                   14,630          995,133
Varian, Inc. *                                                        17,500          717,675
Wabtec Corp.                                                          50,620        1,079,218
Waste Connections *                                                   52,800        1,808,400
                                                                                  -----------
                                                                                   22,024,417
                                                                                  -----------

MATERIAL - 2.5%
Agrium, Inc.                                                          40,200          677,370
Airgas, Inc.                                                          51,940        1,376,929
Spartech Corp.                                                        49,070        1,329,306
                                                                                  -----------
                                                                                    3,383,605
                                                                                  -----------

TECHNOLOGY - 20.4%
Anteon International Corp. *                                          41,600        1,741,376
Avocent Corp. *                                                       27,800        1,126,456
Borland Software Corp. *                                             104,500        1,220,560
Exar Corp. *                                                          60,300          855,657
Formfactor, Inc. *                                                    39,500        1,072,030
Foundry Networks, Inc. *                                             114,000        1,500,240
Hyperion Solutions Corp. *                                            24,200        1,128,204
Infocrossing, Inc. *                                                  70,200        1,188,486
Ingram Micro,Inc., Class A *                                          98,150        2,041,520
Internet Security Systems *                                           56,600        1,315,950
Lam Research Corp. *                                                  37,051        1,071,144

Macromedia, Inc. *                                                    43,700        1,359,944
ManTech International Corp., Class A *                                47,900        1,137,146
Mcafee, Inc. *                                                        48,400        1,400,212
Mentor Graphics Corp. *                                               77,400        1,183,446
PMC-Sierra, Inc.(a) *                                                123,900        1,393,875
Polycom, Inc. *                                                       58,000        1,352,560
Progress Software Corp. *                                             56,600        1,321,610
Scientific-Atlanta, Inc.                                              18,600          613,986
SS&C Technologies, Inc.                                               26,600          549,290
Varian Semiconductor Equipment Associates, Inc. *                     36,800        1,356,080
Verisign, Inc. *                                                      46,550        1,560,356
                                                                                  -----------
                                                                                   27,490,128
                                                                                  -----------

UTILITIES - 1.8%
AGL Resources, Inc.                                                   50,280        1,671,307
Atmos Energy Corp.                                                    25,500          697,425
                                                                                  -----------
                                                                                    2,368,732
                                                                                  -----------
TOTAL EQUITIES (Cost $101,280,631)                                                131,133,500
                                                                                  -----------

                                                  RATE   MATURITY   PAR VALUE
SHORT-TERM INVESTMENTS - 2.8%                     ---------------------------
U.S. GOVERNMENT - 0.3%
U.S.Treasury Bill+                                2.215  3/17/2005    370,000         368,430

                                                                       SHARES
INVESTMENT COMPANIES - 2.5%                                           ---------
Dreyfus Institutional Preferred Plus++                               3,404,744      3,404,744
                                                                                  -----------
Total Short Term Investments (Cost $ 3,773,087)                                     3,773,174
                                                                                  -----------

TOTAL INVESTMENTS - 100.2% (COST $105,053,718)                                    134,906,674

LIABILITIES IN ACCESS OF OTHER ASSETS - (0.2)%                                       (332,637)
                                                                                  -----------

NET ASSETS - 100%                                                                 134,574,037
                                                                                  ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR-American Depository Receipt

REIT-Real Estate Investment Trust

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security

+ Denotes all or part of security segregated as collateral.

ITEM 2 -- CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   By: /s/ STEVEN M. ANDERSON
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                   Date: March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ STEVEN M. ANDERSON
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                   Date: March 1, 2005

                                   By: /s/ PATRICK J. SHEPPARD
                                       -----------------------------------------
                                       Patrick J. Sheppard
                                       President

                                   Date: March 1, 2005